Convertible Series A Preferred Stock and Warrant Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Convertible Series Preferred Stock And Warrant Offering
Convertible Series a Preferred Stock and Warrant Offering
9.	CONVERTIBLE SERIES A PREFERRED STOCK and WARRANT OFFERING

On August 14, 2019, we entered into the SPA with the Preferred Purchasers, pursuant to which we agreed to issue and sell to the Preferred Purchasers up to an aggregate of 6,000 shares of Series A Preferred Stock (which, at the initial conversion price, are convertible into an aggregate of up to approximately 3.87 million shares of Common Stock) and the August Warrants to purchase up to an equivalent number of shares of Common Stock. We closed the offering on August 14, 2019, and issued 5,030 shares of Series A Preferred Stock and granted the August Warrants to purchase up to 3,245,162 shares of Common Stock in connection therewith. We received proceeds of $4,688,000, net of direct costs of $342,000.

The SPA grants the Preferred Purchasers a right to participate, up to a certain amount, in subsequent financings for a period of 24 months. The SPA also prohibits us from entering into any agreement to issue, or announcing the issuance or proposed issuance, of any shares of Common Stock or Common Stock equivalents for a period of 90 days after the date that the registration statement, registering the shares issuable upon conversion of the Series A Preferred Stock and exercise of the August Warrants, is declared effective. We are also prohibited, until the date that the Preferred Purchasers no longer collectively hold at least 20% of the then-outstanding shares of Series A Preferred Stock issued pursuant to the SPA, from entering into an agreement to effect any issuance by us of Common Stock or Common Stock equivalents involving certain variable rate transactions. We also cannot enter into agreements related to “at-the-market” transactions for a period of 12 months. At the later of (i) the date that the August Warrants are fully exercised, and (ii) 12 months from the date of the SPA, we cannot draw down on any existing or future agreement with respect to “at-the-market” transactions if the sale of the shares in such transactions has a per share purchase price that is less than $3.76 (two times the exercise price of the Warrants

Each share of Series A Preferred Stock is convertible, at any time and from time to time from and after the issuance date, at the holder’s option in to that number of shares of Common Stock equal to the stated value per share (or $1,000) divided by the conversion price (initially, $1.55); thus, initially, each share of Series A Preferred Stock is convertible into approximately 645 shares of Common Stock. In certain circumstances, the Series A Preferred Stock is mandatorily convertible into shares of Common Stock after the Company obtains stockholder approval to issue a number of shares of Common Stock in excess of 19.99% and the closing price of the Common Stock is 100% greater than the then-base conversion price on each trading day for any 20 trading days during a consecutive 30-trading-day period.

During the period ended March 31, 2020, 1,150 shares of Preferred Stock were converted into 741,933 shares of Common Stock. As of March 31, 2020, 3,246 shares Series A Preferred stock are outstanding.

10.	CONVERTIBLE SERIES A PREFERRED STOCK and WARRANT OFFERING

On August 14, 2019, we entered into the SPA with the Preferred Purchasers, pursuant to which we agreed to issue and sell to the Preferred Purchasers up to an aggregate of 6,000 shares of Series A Preferred Stock (which, at the initial conversion price, are convertible into an aggregate of up to approximately 3.87 million shares of Common Stock) and the August Warrants to purchase up to an equivalent number of shares of Common Stock. We closed the offering on August 14, 2019, and issued 5,030 shares of Series A Preferred Stock and granted the August Warrants to purchase up to 3,245,162 shares of Common Stock in connection therewith. We received proceeds of $4,688,000, net of direct costs of $342,000. The offering was made in reliance upon an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) thereof, and Rule 506 promulgated thereunder, as a transaction by an issuer not involving any public offering.

The SPA grants the Preferred Purchasers a right to participate, up to a certain amount, in subsequent financings for a period of 24 months. The SPA also prohibits us from entering into any agreement to issue, or announcing the issuance or proposed issuance, of any shares of Common Stock or Common Stock equivalents for a period of 90 days after the date that the registration statement, registering the shares issuable upon conversion of the Series A Preferred Stock and exercise of the August Warrants, is declared effective. We are also prohibited, until the date that the Preferred Purchasers no longer collectively hold at least 20% of the then-outstanding shares of Series A Preferred Stock issued pursuant to the SPA, from entering into an agreement to effect any issuance by us of Common Stock or Common Stock equivalents involving certain variable rate transactions. We also cannot enter into agreements related to “at-the-market” transactions for a period of 12 months. At the later of (i) the date that the August Warrants are fully exercised, and (ii) 12 months from the date of the SPA, we cannot draw down on any existing or future agreement with respect to “at-the-market” transactions if the sale of the shares in such transactions has a per share purchase price that is less than $3.76 (two times the exercise price of the Warrants).

On September 16, 2019, we filed a registration statement on Form S-3 with the SEC to register the shares of Common Stock underlying the Series A Preferred Stock and the August Warrants. The registration statement was declared effective on September 19, 2019. We have agreed to keep such registration statement continuously effective for a period of 24 months.

Each share of Series A Preferred Stock is convertible, at any time and from time to time from and after the issuance date, at the holder’s option in to that number of shares of Common Stock equal to the stated value per share (or $1,000) divided by the conversion price (initially, $1.55); thus, initially, each share of Series A Preferred Stock is convertible into approximately 645 shares of Common Stock. In certain circumstances, the Series A Preferred Stock is mandatorily convertible into shares of Common Stock after the Company obtains stockholder approval to issue a number of shares of Common Stock in excess of 19.99% and the closing price of the Common Stock is 100% greater than the then-base conversion price on each trading day for any 20 trading days during a consecutive 30-trading-day period.

The holders of the Series A Preferred Stock have no voting rights. However, we cannot, without the affirmative vote of the holders of a majority of the then-outstanding shares of the Series A Preferred Stock, (a) alter or change adversely the rights, preferences, or restrictions given to the Series A Preferred Stock or alter or amend the Certificate of Designation, (b) authorize or create any class of stock ranking as to dividends, redemption, or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the Series A Preferred Stock, (c) amend our Articles of Incorporation, or other charter documents in any manner that materially and adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

The holders of Series A Preferred Stock cannot convert the Series A Preferred Stock if, after giving effect to the conversion, the number of shares of our Common Stock beneficially held by the holder (together with such holder’s affiliates) would be in excess of 4.99% (or, upon election by a holder prior to the issuance of any shares, 9.99% of the number of shares of Common Stock issued and outstanding immediately after giving effect to the issuance of any shares of Common Stock issuance upon conversion of the Series A Preferred Stock held by the holder). The conversion price of the Series A Preferred Stock is subject to certain customary adjustments, including upon certain subsequent equity sales and rights offerings.

We are also prevented from issuing shares of Common Stock upon conversion of the Series A Preferred Stock or exercise of the August Warrants, which, when aggregated with any shares of Common Stock issued on or after the issuance date and prior to such conversion date or exercise date, as applicable (i) in connection with any conversion of the Series A Preferred Stock issued pursuant to the SPA, (ii) in connection with the exercise of any August Warrants issued pursuant to the SPA, and (iii) in connection with the exercise of any warrants issued to any registered broker-dealer as a fee in connection with the issuance of the securities pursuant to the SPA, would exceed 4,459,725 shares of Common Stock (the “19.99% Cap”). This prohibition will terminate upon the approval by our stockholders of a release from such 19.99% Cap.

The August Warrants have an initial exercise price of $1.88 per share, subject to customary adjustments, are exercisable six months after the date of issuance, and will expire five years from the date of issuance. The exercise price is subject to certain customary adjustments, including upon certain subsequent equity sales and rights offerings. In addition, the August Warrants also included a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder. As a result, the August Warrants are accounted as derivative liability with a fair value upon issuance of $6,173,000, of which, $4,688,000 was recorded as a reduction to additional paid in capital while the remaining fair value of $1,485,000 was accounted for as a financing cost during the year ended December 31, 2019.

During the year ended December 31, 2019, 634 shares of Preferred Stock were converted into 409,032 shares of Common Stock. As of December 31, 2019, 4,396 shares Series A Preferred stock are outstanding.